As filed with the SEC on May 21, 2004.

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number: 811-02273

                        TRANSAMERICA INCOME SHARES, INC.
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

       John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
       ------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2003 - March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1: Report(s) to Shareholders. The Annual Report is attached.

                        Transamerica Income Shares, Inc.

                                 ANNUAL REPORT

                                 MARCH 31, 2004

                 (TRANSAMERICA INVESTMENT MANAGEMENT, LLC LOGO)

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------

MARKET ENVIRONMENT
An improving U.S. economy and stronger balance sheets helped corporate bonds, especially high-yield bonds, outperform Treasury securities in the twelve months ended March 31, 2004. The perceived risk of investing in corporate bonds diminished as businesses reduced debt and experienced stronger demand for goods and services. Corporate bond prices rose while yields declined. The Lehman Brothers U.S. Government Index returned 4.24%, while the Lehman Brothers U.S. Credit Index gained more than twice that, or 8.61%.

PERFORMANCE
For the year ended March 31, 2004, Transamerica Income Shares, Inc. returned 9.40%.

STRATEGY REVIEW
We attribute the portfolio's performance, as compared to the indices stated, primarily to our tactical emphasis on particular industries. Early in the fiscal year, the portfolio benefited from our emphasis on businesses that, in our opinion, were in out-of-favor industries and, in our view, were undervalued. Chief among them were the utilities, telecommunications and media industries. We focused on businesses that were taking decisive steps to reduce debt and shore up balance sheets. As the fiscal year progressed and the pace of economic growth accelerated, the corporate bond market as a whole performed well.

Throughout the fiscal year, we maintained a strategic weighting, which was about 20% at March 31, 2004, in well-diversified, high-quality, high-yield bonds, rated primarily BB. While enhancing current yield, these holdings generally appreciated, boosting total return as well.

In the final quarter of the fiscal year, we began broadening the portfolio's diversification, in the belief that a stronger economy will create opportunities in a greater number and variety of industries. We also added to our energy exposure, in anticipation of increased global demand for oil and natural gas as economies worldwide expand.

/s/ Peter Lopez
Peter Lopez
Portfolio Manager

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT MARCH 31, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)

                                    PRINCIPAL    VALUE
-------------------------------------------------------
CORPORATE DEBT SECURITIES (90.70%)
Air Transportation (1.2%)
 American Airlines, Inc.
    7.80%, due 10/01/2006           $   2,000   $ 1,881
Amusement & Recreation Services (3.3%)
 Isle of Capri Casinos, Inc. - 144A
    7.00%, due 03/01/2014               2,500     2,513
 MGM MIRAGE - 144A
    5.88%, due 02/27/2014               1,500     1,498
 Speedway Motorsports, Inc.
    6.75%, due 06/01/2013               1,000     1,060
Automotive (2.9%)
 General Motors Corporation
    9.40%, due 07/15/2021               3,750     4,490
Beverages (2.1%)
 Cia Brasileira de Bebidas - 144A
    8.75%, due 09/15/2013               3,000     3,293
Business Services (1.9%)
 Clear Channel Communications, Inc.
    8.00%, due 11/01/2008               2,500     2,925
Chemicals & Allied Products (2.2%)
 ICI Wilmington Inc.
    5.63%, due 12/01/2013               3,300     3,446
Commercial Banks (3.9%)
 HSBC Capital Funding LP - 144A(b)
    10.18%, due 12/31/2049              4,000     6,021
Communication (2.7%)
 Echostar DBS Corporation - 144A
    6.38%, due 10/01/2011               1,500     1,594
 Liberty Media Corporation
    5.70%, due 05/15/2013               2,500     2,610

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT MARCH 31, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)

                                    PRINCIPAL    VALUE
-------------------------------------------------------
Electric Services (2.0%)
 AES Corporation (The)(a)
    7.50%, due 03/25/2014           $   3,000   $ 3,054
Environmental Services (1.3%)
 Allied Waste North America, Inc. - 144A
    5.75%, due 02/15/2011               2,000     1,935
Food & Kindred Products (3.6%)
 Dean Foods Company
    6.90%, due 10/15/2017               3,000     3,150
 Tyson Foods, Inc.
    8.25%, due 10/01/2011               2,000     2,384
Food Stores (1.7%)
 Stater Bros. Holdings Inc.
    10.75%, due 08/15/2006              2,550     2,678
Furniture & Fixtures (0.7%)
 Lear Corporation
    7.96%, due 05/15/2005               1,000     1,063
Gas Production & Distribution (1.0%)
 Northwest Pipeline Corporation
    9.00%, due 08/01/2022               1,544     1,610
Holding & Other Investment Offices (2.2%)
 EOP Operating Limited Partnership
    8.38%, due 03/15/2006               3,000     3,347
Hotels & Other Lodging Places (2.4%)
 Host Marriott, L.P.
    7.13%, due 11/01/2013               2,000     2,075
 Park Place Entertainment Corporation(a)
    7.00%, due 04/15/2013               1,500     1,635
Industrial Machinery & Equipment (0.9%)
 Caterpillar, Inc.
    9.38%, due 03/15/2021               1,000     1,426

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT MARCH 31, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)

                                    PRINCIPAL    VALUE
-------------------------------------------------------
Insurance (3.6%)
 ACE Capital Trust II
    9.70%, due 04/01/2030           $   4,000   $ 5,578
Lumber & Wood Products (3.8%)
 Nexfor Inc.
    8.13%, due 03/20/2008               3,000     3,519
 Weyerhaeuser Company
    7.38%, due 03/15/2032               2,000     2,296
Metal Mining (2.3%)
 Falconbridge Limited
    7.35%, due 11/01/2006               3,200     3,505
Motion Pictures (3.8%)
 Time Warner Inc.
    9.13%, due 01/15/2013               4,500     5,795
Oil & Gas Extraction (10.7%)
 Chesapeake Energy Corporation - 144A(a)
    6.88%, due 01/15/2016               2,500     2,625
 Comstock Resources, Inc.
    6.88%, due 03/01/2012               2,000     2,040
 Evergreen Resources, Inc.
    5.88%, due 03/15/2012               3,000     3,030
 Occidental Petroleum Corporation
    10.13%, due 09/15/2009                500       652
 Pemex Finance Ltd.
    9.03%, due 02/15/2011               4,900     5,990
 Petrobras International Finance
  Company - PIFCo
    8.38%, due 12/10/2018               2,000     2,010
Paper & Allied Products (3.8%)
 Domtar Inc.
    5.38%, due 12/01/2013               3,750     3,788

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT MARCH 31, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)

                                    PRINCIPAL    VALUE
-------------------------------------------------------
 MeadWestvaco Corporation
    6.80%, due 11/15/2032           $   2,000   $ 2,130
Personal Credit Institutions (5.9%)
 Capital One Bank
    6.88%, due 02/01/2006               4,000     4,321
 ERAC USA Finance Company - 144A
    8.25%, due 05/01/2005               4,500     4,795
Petroleum Refining (2.6%)
 Amerada Hess Corporation
    7.13%, due 03/15/2033               3,750     3,937
Primary Metal Industries (4.0%)
 Noranda Inc.
    6.00%, due 10/15/2015               2,500     2,685
 Phelps Dodge Corporation
    8.75%, due 06/01/2011               2,725     3,411
Printing & Publishing (4.5%)
 MediaNews Group, Inc. - 144A
    6.38%, due 04/01/2014               1,500     1,500
 News America Holdings
    9.25%, due 02/01/2013               3,985     5,236
Railroads (0.7%)
 Burlington Northern Santa Fe Corporation
    9.25%, due 10/01/2006               1,000     1,146
Stone, Clay & Glass Products (2.6%)
 Cemex, SA de CV
    9.63%, due 10/01/2009               3,250     3,997

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT MARCH 31, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)

                                    PRINCIPAL    VALUE
-------------------------------------------------------
Telecommunications (4.0%)
 Cincinnati Bell Inc.
    8.38%, due 01/15/2014           $   2,000   $ 1,960
 Millicom International Cellular - 144A
    10.00%, due 12/01/2013              1,000     1,040
 Sprint Capital Corporation
    7.90%, due 03/15/2005               3,000     3,171
Transportation Equipment (1.3%)
 Bombardier Recreational Products - 144A(a)
    8.38%, due 12/15/2013               2,000     2,055
Wholesale Trade Nondurable Goods (1.1%)
 Domino's, Inc.
    8.25%, due 07/01/2011               1,500     1,616
                                                -------
TOTAL CORPORATE DEBT SECURITIES
    (COST: $129,248)                            139,516
                                                -------

                                    SHARES    VALUE
-----------------------------------------------------
PREFERRED STOCKS (7.0%)
Instruments & Related Products (1.3%)
 RC Trust I
    7.00%, due 05/15/2006           3,700    $  1,997
Telecommunications (5.7%)
 Centaur Funding Corp. - 144A       6,750       8,809
                                             --------
TOTAL PREFERRED STOCKS
  (COST: $8,852)                               10,806
                                             --------

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT MARCH 31, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)

                                    PRINCIPAL    VALUE
-------------------------------------------------------
SECURITY LENDING COLLATERAL (5.9%)
DEBT (2.6%)
Euro Dollar Terms (2.6%)
 Bank of Montreal
    1.01%, due 04/20/2004            $ 4,039    $ 4,039

                              SHARES         VALUE
--------------------------------------------------------
INVESTMENT COMPANIES (3.3%)
Money Market Funds (3.3%)
 Merrimac Cash Series
  Fund - Premium Class
    1-day yield of 0.96%     5,000,000     $   5,000
                                           ---------
TOTAL SECURITY LENDING
  COLLATERAL
    (COST: $9,039)                             9,039
                                           ---------
TOTAL INVESTMENT
  SECURITIES
    (COST: $147,139)                       $ 159,361
                                           =========
SUMMARY:
  INVESTMENTS, AT VALUE        103.6 %     $ 159,361
  LIABILITIES IN EXCESS OF
    OTHER ASSETS                (3.6)%        (5,545)
                                ------      --------
  NET ASSETS                   100.0 %     $ 153,816
                                ------      --------
                                ------      --------

NOTES TO SCHEDULE OF INVESTMENTS:

(a) At March 31, 2004, all or a portion of this security is on loan (see Note
    1). The value at March 31, 2004, of all securities on loan is $8,812.

(b) HSBC Capital Funding LP - 144A is a variable rate note and has a coupon rate 10.18% until 06/30/2030, thereafter, the coupon rate will become the 3-month USD LIBOR (London Interbank Offer Rate) plus 498 BP.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT MARCH 31, 2004
(ALL AMOUNTS EXCEPT SHARE AMOUNTS IN THOUSANDS)

DEFINITIONS:

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, these securities aggregated $37,678 or 24.50% of the net assets of the fund.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2004
(ALL AMOUNTS EXCEPT PER SHARE AMOUNT IN THOUSANDS)

ASSETS:
  Investment securities, at value (cost
    $147,139) (including $8,812
    securities loaned)                     $ 159,361
  Cash                                         1,892
  Receivables:
    Interest                                   2,541
  Other                                            8
                                           ---------
                                             163,802
                                           ---------
LIABILITIES:
  Accounts payable and accrued
    liabilities:
    Management and advisory fees                  69
    Administration fees                            2
    Income dividends declared                    821
  Payable for collateral for securities
    on loan                                    9,039
  Other                                           55
                                           ---------
                                               9,986
                                           ---------
NET ASSETS applicable to 6,319 capital
  shares outstanding, $1.00 par value
  (authorized 20,000 shares)               $ 153,816
                                           =========
NET ASSET VALUE PER SHARE                  $   24.34
                                           =========
NET ASSETS CONSIST OF:
  Paid-in capital                          $ 142,200
  Accumulated distributions in excess of
    net investment income                       (401)
  Accumulated net realized gain (loss)
    from investment securities                  (205)
  Net unrealized appreciation
    (depreciation) on investment
    securities                                12,222
                                           ---------
NET ASSETS                                 $ 153,816
                                           =========

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2004
(ALL AMOUNTS IN THOUSANDS)

INVESTMENT INCOME:
  Interest                                  $  9,411
  Dividends                                      613
  Income from loaned securities -- net             9
                                            --------
                                            $ 10,033
                                            --------
EXPENSES:
  Management and advisory fees                   754
  Transfer agent fees                             69
  Printing and shareholder reports                53
  Custody fees                                    19
  Administration fees                             21
  Directors fees                                  52
  Legal fees                                      21
  Auditing and accounting fees                    34
  Other                                           13
                                            --------
  Total Expenses                               1,036
                                            --------
NET INVESTMENT INCOME                          8,997
                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Realized gain (loss) from investment
    securities                                 7,663
  Increase (decrease) in unrealized
    appreciation (depreciation) on
    investment securities                      2,496
                                            --------
NET GAIN (LOSS) ON INVESTMENT SECURITIES:     10,159
                                            --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $ 19,156
                                            ========

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31,
(ALL AMOUNTS IN THOUSANDS)

                                 2004        2003
                               ---------   ---------
INCREASE (DECREASE) IN NET
  ASSETS FROM:
Operations:
  Net investment income        $   8,997   $  10,233
  Net realized gain (loss)
    from investment
    securities                     7,663      (7,504)
  Net unrealized appreciation
    (depreciation) on
    investment securities          2,496       7,878
                               ---------   ---------
                                  19,156      10,607
                               ---------   ---------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment income     (10,489)    (11,374)
  From net realized gains             --        (571)
                               ---------   ---------
                                 (10,489)    (11,945)
                               ---------   ---------
Net increase (decrease) in
  net assets                       8,667      (1,338)
                               ---------   ---------
NET ASSETS:
  Beginning of year              145,149     146,487
                               ---------   ---------
  End of year                  $ 153,816   $ 145,149
                               =========   =========
ACCUMULATED (DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT
  INCOME                       $    (401)  $     787
                               =========   =========

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                YEAR ENDED MARCH 31,
                                ----------------------------------------------------
                                  2004       2003       2002       2001       2000
                                --------   --------   --------   --------   --------
NET ASSET VALUE
Beginning of period             $  22.97   $  23.18   $  24.18   $  23.54   $  25.01
INVESTMENT OPERATIONS
Net investment income               1.42       1.62       1.73       1.88       1.93
Net realized and unrealized
 gain (loss)                        1.61       0.06      (0.39)      0.65      (1.48)
                                --------   --------   --------   --------   --------
Total from investment
 operations                         3.03       1.68       1.34       2.53       0.45
                                --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income         (1.66)     (1.80)     (1.80)     (1.89)     (1.91)
From net realized gains               --      (0.09)     (0.54)        --      (0.01)
                                --------   --------   --------   --------   --------
Total distributions                (1.66)     (1.89)     (2.34)     (1.89)     (1.92)
                                --------   --------   --------   --------   --------
NET ASSET VALUE
End of period                   $  24.34   $  22.97   $  23.18   $  24.18   $  23.54
                                ========   ========   ========   ========   ========
MARKET VALUE PER SHARE
End of period                   $ 24.620   $ 24.120   $ 25.700   $ 24.900   $ 21.563
                                ========   ========   ========   ========   ========
TOTAL RETURN(a)                     9.40%      1.27%     12.86%     25.03%     (7.01)%
RATIOS AND SUPPLEMENTAL DATA:
Expenses to average net assets      0.69%      0.73%      0.65%      0.64%      0.64%
Net investment income               5.97%      7.25%      7.19%      8.04%      8.02%
Portfolio turnover                    90%        76%        54%       122%        64%
Net assets, end of period (in
 thousands)                     $153,816   $145,149   $146,487   $152,766   $148,772
                                ========   ========   ========   ========   ========

The number of shares outstanding at the end of each period was 6,318,771.

(a) Based on the market price of the Fund's shares and including the reinvestment of dividends and distributions at prices obtained by the Fund's dividend reinvestment plan.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2004
(ALL AMOUNTS IN THOUSANDS)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Income Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund's investment objective is to seek as high a level of current income consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

SECURITIES VALUATIONS: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ INMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT MARCH 31, 2004
(ALL AMOUNTS IN THOUSANDS)

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and under the supervision of the Board of Directors and the Fund's Valuation Committee.

CASH: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at March 31, 2004, was paying an interest rate of 0.75%.

SECURITIES LENDING: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as lending agent to administer its securities lending program. IBT earned $4 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against risk the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Loans of securities are required at all times to be secured by collateral at least equal to 102% of the value of the securities at the inception of the loan and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT MARCH 31, 2004
(ALL AMOUNTS IN THOUSANDS)

paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT MARCH 31, 2004
(ALL AMOUNTS IN THOUSANDS)

DIVIDEND DISTRIBUTIONS: Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. See "Automatic Reinvestment Plan" on page 21 for opportunity to reinvest distributions in shares of the Fund's common stock.

NOTE 2.  RELATED PARTY TRANSACTIONS
AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. Mellon Investor Services ("Mellon") is the Fund's transfer agent. ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA Holding Company (22%) ("AUSA"). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC ("Transamerica") is both an affiliate of the Fund and a sub-adviser to the Fund.

INVESTMENT ADVISORY FEES: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

  0.50% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limit:

  1.50% of the first $30 million of ANA

  1.00% of ANA over $30 million

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT MARCH 31, 2004
(ALL AMOUNTS IN THOUSANDS)

There were no fees waived during the year ended March 31, 2004. As of March 31, 2004, an affiliate of Transamerica held 7.6% of the outstanding shares of the Fund.

Officers and certain directors of ATFA or its affiliates are also officers and directors of the Fund; however, they receive no compensation from the Fund.

NOTE 3.  SECURITY TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended March 31, 2004, were as follows:

Purchases of securities:
  Long-Term excluding U.S.
     Government......................  $131,222
  U.S. Government....................     1,700
Proceeds from maturities and sales of
  securities:
  Long-Term excluding U.S.
     Government......................   134,095
  U.S. Government....................     1,600

NOTE 4.  FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, bond premium amortization and capital loss carryforwards.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT MARCH 31, 2004
(ALL AMOUNTS IN THOUSANDS)

Reclassifications between Accumulated net investment income (loss), Accumulated net realized gains (loss) and Additional paid-in capital are made to reflect income and gains available for distribution under federal tax regulations. Results of operations and net assets are not effected by these reclassifications. These reclassifications are as follows:

Additional paid-in capital.....  $  --
Accumulated net investment
  income (loss)................  $ 304
Accumulated net realized gains
  (loss).......................  $(304)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2004 was as follows:

2003 Distributions paid from:
  Ordinary income............  $11,374
  Long-term capital gains....  $   571

2004 Distributions paid from:
  Ordinary income............  $10,489
  Long-term capital gains....  $    --

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT MARCH 31, 2004
(ALL AMOUNTS IN THOUSANDS)

The tax basis components of distributable earnings as of March 31, 2004, are as follows:

Undistributed ordinary
  Income.....................  $    (3)
                               =======
Undistributed long-term
  capital gains..............  $    --
                               =======
Capital loss carryforward....  $  (205)
                               =======
Net unrealized appreciation
  (depreciation).............  $11,824
                               =======

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of March 31, 2004, are as follows:

Federal tax cost basis...............  $147,537
                                       ========
Unrealized appreciation..............    12,287
Unrealized (depreciation)............      (463)
                                       --------
Net unrealized appreciation
  (depreciation).....................  $ 11,824
                                       ========

The following capital loss carryforwards are available to offset future realized capital gains through the periods listed:

      CAPITAL LOSS
      CARRYFORWARD                  AVAILABLE THROUGH
------------------------         ------------------------
          205                         March 31, 2011

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of Transamerica Income Shares, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Transamerica Income Shares, Inc. (the "Fund") at March 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2004 by correspondence with the custodian, provides a reasonable basis for our opinion. The statement of changes in net assets and financial highlights of the Fund for each of the years in the period ended March 31, 2003 were audited by other independent accountants whose report dated April 25, 2003 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
Tampa, Florida
April 30, 2004

AUTOMATIC REINVESTMENT PLAN

Holders of 50 shares or more of the Fund's common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the "Plan"). Under the Plan, Mellon, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund's common stock by making purchases in the open market. Plan participants may also deposit cash in amounts (not in thousands) between $25 and $2,500 with Mellon for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant's account credited with, full and fractional shares.

The price at which Mellon is deemed to have acquired shares for a participant's account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the "Optional Cash Only" feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares (not in thousands) or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions (not in thousands) between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in the "Optional Cash Only" feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.

Mellon charges a service fee (not in thousands) of $1.75 for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Mellon:

Mellon Investor Services
Shareholder Investment Services
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07660
(800) 288-9541

                              POSITION(S)
                               HELD WITH    PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS AND AGE         FUND         DURING PAST 5 YEARS
-------------------------------------------------------------------
DIRECTORS
Peter R. Brown                Chairman,     Chairman & Director,
11180 6th Street East         Director      AEGON/Transamerica
Treasure Island, FL 33706                   Series Fund, Inc.
(DOB 5/10/28)                               (ATSF); Chairman &
                                            Trustee, Transamerica
                                            IDEX Mutual Funds (TA
                                            IDEX); Director,
                                            Transamerica Index
                                            Funds, Inc. (TIF);
                                            Chairman of the Board,
                                            Peter Brown
                                            Construction Company
                                            (1963-2000); Rear
                                            Admiral (Ret.) U.S.
                                            Navy Reserve, Civil
                                            Engineer Corps
Daniel Calabria               Director      Director, ATSF;
7068 S. Shore Drive S.                      Trustee, TA IDEX;
South Pasadena, FL 33707                    Trustee (1993-present)
(DOB 3/05/36)                               & President
                                            (1993-1995), Florida
                                            Tax Free Funds
Janice B. Case                Director      Director, ATSF;
205 Palm Island NW                          Trustee, TA IDEX;
Clearwater, Florida 33767                   Director, Central
(DOB 9/27/52)                               Vermont Public Service
                                            Co. (Audit Committee)
                                            and Western Electricity
                                            Coordinating Council
                                            (Chairman, Human
                                            Resources and
                                            Compensation
                                            Committee); Senior Vice
                                            President (1996-2000),
                                            Vice President
                                            (1990-1996), Director
                                            of Customer Service &
                                            Marketing (1987-1990),
                                            Florida Power
                                            Corporation
Charles C. Harris             Director      Director, ATSF;
2 Seaside Lane #304                         Trustee, TA IDEX
Belleair, FL 33756
(DOB 1/15/30)

                              POSITION(S)
                               HELD WITH    PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS AND AGE         FUND         DURING PAST 5 YEARS
-------------------------------------------------------------------
Leo J. Hill                   Director      Director, ATSF;
2201 N. Main St.                            Trustee, TA IDEX; Owner
Gainesville, Florida 32609                  & President, Prestige
(DOB 3/27/56)                               Automotive Group (2001
                                            - present); Market
                                            President (1997-1998),
                                            NationsBank; President
                                            & CEO (1994-1998),
                                            Barnett Bank of the
                                            Treasure Coast, FL
Russell A. Kimball, Jr.       Director      Director, ATSF;
1160 Gulf Boulevard                         Trustee, TA IDEX;
Clearwater Beach, FL 34630                  General Manager,
(DOB 8/17/44)                               Sheraton Sand Key
                                            Resort (1975 --
                                            present)
Thomas P. O'Neill**           Director      President, AEGON
1111 North Charles Street                   Financial Services
Baltimore, MD 21201-5574                    Group, Inc., Financial
(DOB 3/11/58)                               Institution Division;
                                            Director, ATSF;
                                            Trustee, TA IDEX;
                                            Director, National
                                            Aquarium of Baltimore
Brian C. Scott**              Director,     Director, President &
(DOB 9/29/43)*                President &   Chief Executive Officer
                              Chief         ATSF; Trustee, TA IDEX;
                              Executive     AEGON/Transamerica Fund
                              Officer       Advisers (ATFA),
                                            AEGON/Transamerica
                                            Investor Services, Inc.
                                            (ATIS) & AEGON/
                                            Transamerica Fund
                                            Services, Inc. (ATFS);
                                            President and Director,
                                            TIF; Manager,
                                            Transamerica Investment
                                            Management, LLC; Chief
                                            Executive Officer,
                                            Transamerica Investors,
                                            Inc.; Director,
                                            President & Chief
                                            Executive Officer,
                                            Endeavor Management Co.
                                            (2001-2002)

                              POSITION(S)
                               HELD WITH    PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS AND AGE         FUND         DURING PAST 5 YEARS
-------------------------------------------------------------------
William W. Short, Jr.         Vice          Director, ATSF;
7882 Lantana Creek Road       Chairman,     Trustee, TA IDEX;
Largo, FL 33777               Director      Retired Corporate CEO
(DOB 2/25/36)                               Vice Chairman, and
                                            Chairman of the Board,
                                            Shorts, Inc.

OFFICERS*

JOHN K. CARTER
Senior Vice President,
Secretary and General Counsel
KIM D. DAY
Senior Vice President, Treasurer and
Principal Financial Officer
GAYLE A. MORDEN
Assistant Vice President and Assistant Secretary
TERESA PEPLOWSKI
Assistant Secretary
KATHI WILLIAMS
Assistant Secretary

 * The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716. No officer of the Fund receives any compensation paid by the Fund.

** May be deemed as "interested person" of the Fund as defined in the 1940 Act due to employment with an affiliate of ATFA.

---------------------------------------------------------

INVESTMENT ADVISER
AEGON/Transamerica Fund Advisers, Inc.
570 Carillon Parkway
St. Petersburg, FL 33716-1202

SUB-ADVISER
Transamerica Investment Management, LLC
1150 S. Olive Street, 27th Floor
Los Angeles, CA 90015

TRANSFER AGENT
Mellon Investor Services
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07660
1-800-288-9541

For hearing and speech impaired (TDD)
1-800-231-5469

www.mellon-investor.com

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
1-617-937-6700

LISTED
New York Stock Exchange
Symbol: TAI
NASDAQ SYMBOL: XTAIX
---------------------------------------------------------

Transamerica Income Shares, Inc. is a closed-end investment company which invests primarily in debt securities. Its objective is to provide a high level of current income.

Item 2: Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)   (1) Registrant has filed this code of ethics as an exhibit pursuant to
      Item 10(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant's Board of Directors has determined that Peter Brown is an "audit committee financial expert," as such term is defined in Item 3 of Form N-CSR. Mr. Brown is "independent" under the standards set forth in Item 3 of Form N-CSR. The designation of Mr. Brown as an "audit committee financial expert" pursuant to Item 3 of Form N-CSR does not (i) impose upon him any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon him as a member of the Registrant's audit committee or Board of Directors in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the registrant's audit committee or Board of Directors.

Item 4: Principal Accountant Fees and Services.

         (in thousands)                            Fiscal Year Ended 3/31
                                                   -----------------------
                                                   2003               2004
                                                   ----               ----
(a)   Audit Fees                                    39                 30
(b)   Audit-related Fees                            0                  0
(c)   Tax Fees                                      0                  1
(d)   All Other Fees                                N/A                N/A
(e)(1)Pre-approval policy * (see below)
(e)(2)% of above that were pre-approved             0%                 0%
(f)   If greater than 50%, disclose hours           N/A                N/A
(g)   Non-audit fees rendered to Adviser
      (or affiliate that provided services to
      Registrant)                                   N/A                N/A
(h)   Disclose whether the Audit Committee
      has considered whether the provisions
      of non-audit services rendered to the
      Adviser that were NOT pre-approved is
      Compatible with maintaining the auditor's
      Independence.                                 Yes                Yes

*(e)(1) The Audit Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to one or more members or a subcommittee. Any decision of the subcommittee to grant pre-approvals shall be presented to the full Audit Committee at its next regularly scheduled meeting.

Item 5: [Reserved].

Item 6: [Reserved].

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  TRANSAMERICA INCOME SHARES, INC. (THE "FUND")

                      PROXY VOTING POLICIES AND PROCEDURES

I.    STATEMENT OF PRINCIPLE

The Fund seeks to assure that proxies received by the Fund are voted in the best interests of the Fund's stockholders and have accordingly adopted these procedures.

II.   DELEGATION OF PROXY VOTING/ADOPTION OF ADVISER AND SUB-ADVISER POLICIES

The Fund delegates the authority to vote proxies related to portfolio securities to AEGON/Transamerica Fund Advisers, Inc. (the "Adviser"), as investment adviser to the Fund, which in turn delegates proxy voting authority for the Fund to the Sub-Adviser retained to provide day-to-day portfolio management for the Fund. The Board of Directors of the Fund adopts the proxy voting policies and procedures of the Adviser and Sub-Advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of the Fund.

III.  PROXY COMMITTEE

The Board of Directors of the Fund has appointed a committee of the Board (the "Proxy Committee") for the purpose of providing the Fund's consent to vote in matters where the Adviser or Sub-Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons. The Proxy Committee also may review the Adviser's and Sub-Adviser's proxy voting policies and procedures in lieu of submission of the policies and procedures to the entire Board for approval.

IV.   ANNUAL REVIEW OF PROXY VOTING POLICIES OF ADVISER AND SUB-ADVISERS

The Board of Directors of the Fund or the Proxy Committee of the Fund will review on an annual basis the proxy voting policies of the Adviser and Sub-Advisers applicable to the Fund.

Attachments

Adopted effective June 10, 2003.

                 AEGON/TRANSAMERICA FUND ADVISERS, INC. ("ATFA")

           PROXY VOTING POLICIES AND PROCEDURES ("ATFA PROXY POLICY")

I.    PURPOSE

The ATFA Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and ATFA's fiduciary and other duties to its clients. The purpose of the ATFA Proxy Policy is to ensure that where ATFA exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to ATFA clients exercise voting authority with respect to ATFA client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the ATFA client.

II.   ATFA'S ADVISORY ACTIVITIES

ATFA acts as investment adviser to Transamerica Idex Mutual Funds, Transamerica Income Shares, Inc., and Aegon/ Transamerica Series Fund, Inc. (collectively, the "Funds"). For most of the investment portfolios comprising the Funds, ATFA has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between ATFA and each sub-adviser (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") and approved by the Board of Trustees/Directors/Managers of the client Fund (the "Board"). ATFA serves as a "manager of managers" with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

III.  SUMMARY OF THE ATFA PROXY POLICY

ATFA delegates the responsibility to exercise voting authority with respect to securities held in the Funds' portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). ATFA will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that ATFA is called upon to exercise voting authority with respect to client securities, ATFA generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. ("ISS") or another qualified independent third party, except that if ATFA believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, ATFA will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

IV.   DELEGATION OF PROXY VOTING AUTHORITY TO SUB-ADVISERS

ATFA delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser's proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a "Sub-Adviser Proxy Policy" and collectively, the "Sub-Adviser Proxy Policies").

V.    ADMINISTRATION, REVIEW AND SUBMISSION TO BOARD OF SUB-ADVISER PROXY
      POLICIES

      a.    APPOINTMENT OF PROXY ADMINISTRATOR

      ATFA will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the "Proxy Administrator").

      b.    INITIAL REVIEW

            On or before July 1, 2003, the Proxy Administrator will collect from each Sub-Adviser:

            its Sub-Adviser Proxy Policy;

            a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser's interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

            a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund's registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

            The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to ATFA making a recommendation to the Board. In conducting its review, ATFA recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator's review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

            whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

            whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

            whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

            The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

            ATFA will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator's review of the Sub-Adviser Proxy Policy provided for in Section V.B.2.

            ATFA will follow the same procedure in connection with the engagement of any new Sub-Adviser.

      c.    SUBSEQUENT REVIEW

      ATFA will request that each Sub-Adviser provide ATFA with prompt notice of any material change in its Sub-Adviser Proxy Policy. ATFA will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, ATFA will request that each Sub-Adviser provide ATFA with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by ATFA and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

VI.   RECORD OF PROXY VOTES EXERCISED BY SUB-ADVISER

      The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

VII.  ATFA EXERCISE OF PROXY VOTING AUTHORITY

      a.    USE OF INDEPENDENT THIRD PARTY

      If ATFA is called upon to exercise voting authority on behalf of a Fund client, ATFA will vote in accordance with the recommendations of ISS or another qualified independent third party (the "Independent Third Party"), provided that ATFA agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

      b.    CONFLICT WITH VIEW OF INDEPENDENT THIRD PARTY

      If, in its review of the Independent Third Party recommendation, ATFA believes that the recommendation is not in the best interests of the Fund client, ATFA will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between ATFA or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to ATFA's proposed vote.

      c.    ASSET ALLOCATION PORTFOLIOS

      For any asset allocation portfolio managed by ATFA and operated, in whole or in part, as a "fund of funds", ATFA will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, ATFA will seek Board (or Committee) consent with respect to ATFA's proposed vote in accordance with the provisions of Section VI.B.

VIII. CONFLICTS OF INTEREST BETWEEN ATFA OR ITS AFFILIATES AND THE FUNDS

The ATFA Proxy Voting Policy addresses material conflicts that may arise between ATFA or its affiliates and the Funds by, in every case where ATFA exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

IX.   RECORDKEEPING

      a.    RECORDS GENERALLY MAINTAINED

      In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause ATFA to maintain the following records:

            the ATFA Proxy Voting Policy; and

            records of Fund client requests for ATFA proxy voting information.

      b.    RECORDS FOR ATFA EXERCISE OF PROXY VOTING AUTHORITY

      In accordance with Rule 204-2(c)(2) under the Advisers Act, if ATFA exercises proxy voting authority pursuant to Section VI above, ATFA, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

      proxy statements received regarding matters it has voted on behalf of Fund clients;

      records of votes cast by ATFA; and

      copies of any documents created by ATFA that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

      If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

      c.    RECORDS PERTAINING TO SUB-ADVISER PROXY POLICIES

      The Proxy Administrator will cause ATFA and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

            each Sub-Adviser Proxy Policy; and

            the materials delineated in Article V above.

      If ATFA utilizes the services of a third party for maintaining the records above specified, ATFA shall obtain an undertaking from the third party that it will provide the records promptly upon request.

      d.    TIME PERIODS FOR RECORD RETENTION

      All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of ATFA.

X.    PROVISION OF ATFA PROXY POLICY TO FUND CLIENTS

      The Proxy Administrator will provide each Fund's Board (or a Board Committee) a copy of the ATFA Proxy Policy at least once each calendar year.

Item 8: [Reserved].

Item 9: Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of March 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

Item 10: Exhibits.

(a) (1) Registrant's code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached. (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                            Transamerica Income Shares, Inc.
                            (Registrant)

                            By: /s/ Brian C. Scott
                                -----------------------------
                                Director, President and Chief Executive Officer
                                Date: May 21, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By: /s/ Brian C. Scott
             -----------------------------------------------------------------
             Director, President and Chief Executive Officer
             Date: May 21, 2004

         By: /s/ Kim D. Day
             -----------------------------------------------------------------
             Senior Vice President, Treasurer and Principal Financial Officer
             Date: May 21, 2004

                                  EXHIBIT INDEX

Exhibit No.                        Description of Exhibit
-----------       --------------------------------------------------------------------
10(b)(1)          Code of Ethics for Principal Executive and Senior Financial Officers
10(b)(2)          Section 302 N-CSR Certification of Principal Executive Officer
10(b)(3)          Section 302 N-CSR Certification of Principal Financial Officer
10(b)(4)          Section 906 N-CSR Certification of Principal Executive Officer,
                  Principal Financial Officer & General Counsel